Hartford Life Insurance Company
200 Hopmeadow Street
Simsbury, CT 06089

May 11, 2009

VIA ELECTRONIC TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           The Hartford Mutual Funds II, Inc. – Registration Statement on Form N-14 (File No. 333-158347)

Dear Sir or Madam:

      Please be advised that in lieu of filing a copy of the form of prospectus being used in connection with the offering of shares for The Hartford Tax-Free National Fund, an existing series of The Hartford Mutual Funds II, Inc. (the “Registrant”), pursuant to Rule 497(b) under Securities Act of 1933, as amended (the “1933 Act”), we hereby certify the following pursuant to Rule 497(j) under the 1933 Act:

1.

that the form of prospectus that would have been filed under Rule 497(b) of the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Registrant’s registration statement filed on form N-14 under the 1933 Act (the “Amendment”) filed on May 5, 2009; and

2.

that the text of the Amendment was filed electronically with the Securities and Exchange Commission on May 5, 2009 as part of Post-Effective Amendment No. 1 under the 1933 Act to the Registrant’s registration statement on Form N-14.

     No fees are required in connection with this filing. If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 860-843-8940 or Kenneth R. Earley of Dechert LLP at 617-728-7139.

Sincerely,

/s/Raymond O’Hara
Raymond O’Hara
Counsel

cc: Kenneth R. Earley, Esq